PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
Schedule of components of property and equipment, net

	December 31,
	2012	2013
Film projection equipment	24,841,457	27,165,958
Furniture and office equipment	1,668,538	1,953,665
Transportation equipment	761,874	852,689
Leasehold improvements	41,664,495	45,431,430

	68,936,364	75,403,742
Less: accumulated depreciation	(8,766,890)	(13,963,450)

	60,169,474	61,440,292
Construction in progress	39,135	2,238,360

Property and equipment, net	60,208,609	63,678,652